Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock par value (in Dollars per share)	$ 0.001		$ 0.001
Common stock, shares authorized	500,000,000		200,000,000
Common stock, shares issued	246,381,119		0
Common stock, shares outstanding	246,381,119
Common stock shares subscribed but unissued			500
Previously Reported [Member]
Common stock, shares authorized			5,000
GOOD WORKS ACQUISITION CORP. [Member]
Common stock subject to possible redemption		17,000,000		17,000,000
Common stock subject to possible redemption, par or stated value per share		$ 0.001		$ 0.001
Preferred stock par value (in Dollars per share)		$ 0.001		$ 0.001
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Common stock par value (in Dollars per share)		$ 0.001		$ 0.001
Common stock, shares authorized		100,000,000		100,000,000
Common stock, shares issued		4,478,000		4,478,000
Common stock, shares outstanding		4,478,000		4,478,000